Fair Value Measurements - Key Inputs Used In Fair Value Measurement of Performance-Based Awards (Details) - Restricted Stock Units, Market Condition Awards	12 Months Ended
Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	9 years 10 months 24 days
Volatility	65.00%
Risk-free interest rate	3.80%
Dividend yield	0.00%